CONVERTIBLE NOTES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]

The Investors, and the principal amount of their respective 2012 Notes and number of shares of common stock issuable upon exercise of their respective warrants, are as set forth below:

Investor	Note Principal	Warrants
Sinaf S.A.	$200,000	266,667
Joseph C. McNay	$50,000	66,667
Allan L. Goldstein	$35,000	46,666
J.J. Finkelstein	$15,000	20,000

The principal amounts of their respective March 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$25,000

The principal amounts of their respective July 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$10,000
J.J. Finkelstein	$5,000
L. Thompson Bowles	$5,000

The principal amounts of the affiliate and directors respective September 2013 Notes are as set forth below:

Investor	Note Principal
SINAF S.A.	$150,000
Joseph C. McNay	$100,000
Allan L. Goldstein	$11,000
L. Thompson Bowles	$5,000
R. Don Elsey	$5,000

The principal amounts of their respective Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$25,000
Allan L. Goldstein	$10,000
L. Thompson Bowles	$5,000

The Investors, and the principal amount of their respective 2012 Notes and number of shares of common stock issuable upon exercise of their respective warrants, are as set forth below:

Investor	Note Principal	Warrants
Sinaf S.A.	$200,000	266,667
Joseph C. McNay	$50,000	66,667
Allan L. Goldstein	$35,000	46,666
J.J. Finkelstein	$15,000	20,000

The investors in the offering included two directors of the Company, Dr. Goldstein and Joseph C. McNay, an outside director. The principal amounts of their respective March 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$25,000

The investors in the offering included four directors of the Company, Mr. Finkelstein, Dr. Goldstein, Mr. McNay and L. Thompson Bowles, previously an outside director. The principal amounts of their respective July 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$10,000
J.J. Finkelstein	$5,000
L. Thompson Bowles	$5,000

The investors in the offering included an affiliate and three current and one prior directors of the Company. The principal amounts of the affiliate and directors respective September 2013 Notes are as set forth below:

Investor	Note Principal
SINAF S.A.	$150,000
Joseph C. McNay	$100,000
Allan L. Goldstein	$11,000
L. Thompson Bowles	$5,000
R. Don Elsey	$5,000

The Investors in the offering included two current and one prior directors of the Company. The principal amounts of their respective Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$25,000
Allan L. Goldstein	$10,000
L. Thompson Bowles	$5,000

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The fair value of the derivative liability is as follows:

	March 31, 2016	December 31, 2015

March 2013 Notes	$2,400,000	$1,500,000

July 2013 Notes	1,083,333	666,667

September 2013 Notes	3,477,500	2,140,000

January 2014 Notes	595,837	366,669
Total Fair value of derivative liability	$7,556,670	$4,673,336

The outstanding balance of the derivative liability is as follows:

	December 31, 2015	December 31, 2014

March 2013 Notes	$1,500,000	$412,500

July 2013 Notes	666,667	183,334

September 2013 Notes	2,140,000	588,500

January 2014 notes	366,669	100,836

Total Fair value of derivative liability	$4,673,336	$1,285,170

Schedule Of Change In Fair Value Of The Derivative Liability [Table Text Block]
The change in fair value of derivative liability is as follows:

	For the three months ended
	March 31, 2016	March 31, 2015

March 2013 Notes	$900,000	$412,500

July 2013 Notes	416,666	183,333

September 2013 Notes	1,337,500	588,500

January 2014 Notes	229,168	100,833

Total change in fair value of derivative	$2,883,334	$1,285,166

The change in fair value of the derivative liability is as follows:

	For the twelve months ended
	December 31, 2015	December 31, 2014

March 2013 Notes	$1,087,500	$337,500

July 2013 Notes	483,333	150,000

September 2013 Notes	1,551,500	481,500

January 2014 notes	265,833	45,836

Total change in fair value of derivative	$3,388,166	$1,014,836

Interest Income and Interest Expense Disclosure [Table Text Block]
The Company recorded interest expense and discount accretion as set forth below:

	For the three months ended
	March 31, 2016	March 31, 2015

2012 Notes	$3,738	$3,699

March 2013 Notes	14,024	13,870

July 2013 Notes	4,571	4,521

September 2013 Notes	17,340	17,149

January 2014 Notes	3,428	3,390

Total interest expense	$43,101	$42,629

The Company recorded interest expense and discount accretion as set forth below:

	For the twelve months ended
	December 31, 2015	December 31, 2014

2012 Notes	$15,000	$25,854

March 2013 Notes	56,250	56,250

July 2013 Notes	18,333	18,333

September 2013 Notes	69,550	69,550

January 2014 notes	13,750	13,486

Total interest expense	$172,883	$183,473